Property and Equipment, Net - Asset Retirement Obligations (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Beginning balance	$ 7,496	$ 0
Additions	26,293	7,254
Accretion expense	2,364	242
Ending balance	$ 36,153	$ 7,496